Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 24, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policy on the Timing of Awards of Options and Other Option-Like Instruments

We generally grant annual equity awards, including stock option grants to our named executive officers, in the first quarter of each fiscal year. This grant date timing coincides with our calendar-year-based employee review cycle, allowing managers to deliver the equity awards close in time to performance reviews and feedback. In addition, new hires receive equity grants at the time of their hiring. During 2024, the Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

The Compensation Committee met to discuss the size and nature of the equity awards for our named executive officers on December 12, 2023, January 4, 2024 and January 24, 2024. The Compensation Committee discussed the Company’s projected equity usage for fiscal year 2024 and potential dilutive impact of equity awards to our named executive officers, and determined to grant a number of the annual equity awards for the named executive officers effective immediately as of January 24, 2024 with the remaining number of their respective annual awards to be granted contingent upon the approval of the Shareholder Proposal (as defined below). During 2024, consistent with our ordinary course practice of granting equity awards in the first quarter of the fiscal year, we granted stock options to our Named Executive Officers on January 24, 2024 (the “January 24th Awards”), which was the same business day that we filed the Current Report on Form 8-K announcing the closing of our underwritten public offering of 27,054,667 shares of our common stock, and, in lieu of common stock to an investor, pre-funded warrants to purchase 8,445,333 shares of common stock (collectively, the “January 2024 Offering”). The Company originally publicly announced the launch and pricing of the January 2024 Offering on January 22, 2024 via launch and pricing press releases as well as the filing of the preliminary prospectus supplement with the SEC.

On January 26, 2024, following finalization of the terms of the Shareholder Proposal, the Compensation Committee approved the grant of the remainder of the annual equity awards, contingent upon the approval of the shareholders of an amendment to the Amended and Restated 2018 Stock Option and Grant Plan (the “Shareholder Proposal”) and with an exercise price equal to the closing price of the Common Stock on the date of the Compensation Committee approval (the “Contingent Awards”). To the extent the Shareholder Proposal was not approved by the shareholders, the Contingent Awards would have been forfeited in their entirety. On June 5, 2024, the Company held its annual meeting of shareholders, where, among other things, the shareholders approved the Shareholder Proposal. Also on June 5, 2024, we furnished a Form 8-K announcing that we had received FDA Fast Track Designation for ADI-001 in Lupus Nephritis and on June 7, 2024, we filed a Current Report on Form 8-K announcing the results of the annual meeting.

Name	Grant Date(1)	Number of securities underlying the award	Exercise price of the award ($/Share)(2)	Grant Date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Chen Schor	1/24/2024	1,116,903	2.40	1,941,200	2.9%	(3)
Nick Harvey	1/24/2024	288,022	2.40	500,588	2.9%	(3)
Blake Aftab	1/24/2024	241,173	2.40	419,163	2.9%	(3)
Francesco Galimi	1/24/2024	288,134	2.40	500,783	2.9%	(3)
Chen Schor	1/24/2024	70,300	—	168,720	2.9%	(3)
Nick Harvey	1/24/2024	26,300	—	63,120	2.9%	(3)
Blake Aftab	1/24/2024	19,700	—	47,280	2.9%	(3)
Francesco Galimi	1/24/2024	26,300	—	63,120	2.9%	(3)
Chen Schor	1/26/2024	1,770,427	2.53	1,646,434	-2.8%	(4)
Nick Harvey	1/26/2024	374,829	2.53	348,578	-2.8%	(4)
Blake Aftab	1/26/2024	336,911	2.53	313,315	-2.8%	(4)
Francesco Galimi	1/26/2024	375,077	2.53	348,808	-2.8%	(4)
(1)
The awards with a grant date of June 5, 2024 were approved by the compensation committee on January 26, 2024, contingent upon shareholder approval of an amendment to our equity plan, which approval was obtained at the annual meeting on June 5, 2024. Accordingly, such grants have an exercise price equal to the closing price on January 26, 2024, and were not made in contemplation of or in connection with the disclosures made on June 5, 2024 or June 7, 2024 in a separate Current Report on Form 8-Ks.
(2)
Each of the option awards has a ten-year term and vests over four years. The amounts are computed in accordance with the provisions of FASB ASC Topic 718 disregarding the effect of estimated forfeitures related to service-based vesting. These amounts reflect the accounting cost for the equity awards and do not correspond to the actual economic value that may be received by the named executive officer upon exercise of the stock options or vesting or settlement of stock awards. See Note 12 to the financial statements in our Annual Report on Form 10-K for the year ended December 31, 2024 regarding certain assumptions underlying the valuation of equity awards.
(3)
Calculated using the closing price of our common stock on the Nasdaq Global Select Market on January 24, 2024, and January 25, 2024, of $2.40 and $2.47 per share, respectively, given the filing of the Current Report on Form 8-K announcing the closing of the January 2024 Offering on January 24, 2024. As disclosed above, the January 2024 Offering was disclosed to the public on January 22, 2024. Accordingly, on January 22, 2024 and January 23, 2024, the trading days ending immediately prior and beginning immediately following the actual disclosure of the material non-public information to the public via launch and pricing press releases and the filing of a preliminary prospectus, the closing price of our common stock on the Nasdaq Global Select Market was $2.48 and $2.51.
(4)
Calculated using the closing price of our common stock on the Nasdaq Global Select Market on June 4, 2024, and June 6, 2024, of $1.44 and $1.40 per share, respectively. As disclosed above, the June 5, 2024 awards were approved on January 26, 2024. Accordingly, the percentage change in market value of the closing price on January 26, 2024 (which reflects the exercise price of such grants) compared to the closing price of our common stock on June 6, 2024, represents a change of -44.7%.

Award Timing Method

We generally grant annual equity awards, including stock option grants to our named executive officers, in the first quarter of each fiscal year. This grant date timing coincides with our calendar-year-based employee review cycle, allowing managers to deliver the equity awards close in time to performance reviews and feedback. In addition, new hires receive equity grants at the time of their hiring. During 2024, the Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date(1)	Number of securities underlying the award	Exercise price of the award ($/Share)(2)	Grant Date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Chen Schor	1/24/2024	1,116,903	2.40	1,941,200	2.9%	(3)
Nick Harvey	1/24/2024	288,022	2.40	500,588	2.9%	(3)
Blake Aftab	1/24/2024	241,173	2.40	419,163	2.9%	(3)
Francesco Galimi	1/24/2024	288,134	2.40	500,783	2.9%	(3)
Chen Schor	1/24/2024	70,300	—	168,720	2.9%	(3)
Nick Harvey	1/24/2024	26,300	—	63,120	2.9%	(3)
Blake Aftab	1/24/2024	19,700	—	47,280	2.9%	(3)
Francesco Galimi	1/24/2024	26,300	—	63,120	2.9%	(3)
Chen Schor	1/26/2024	1,770,427	2.53	1,646,434	-2.8%	(4)
Nick Harvey	1/26/2024	374,829	2.53	348,578	-2.8%	(4)
Blake Aftab	1/26/2024	336,911	2.53	313,315	-2.8%	(4)
Francesco Galimi	1/26/2024	375,077	2.53	348,808	-2.8%	(4)
(1)
The awards with a grant date of June 5, 2024 were approved by the compensation committee on January 26, 2024, contingent upon shareholder approval of an amendment to our equity plan, which approval was obtained at the annual meeting on June 5, 2024. Accordingly, such grants have an exercise price equal to the closing price on January 26, 2024, and were not made in contemplation of or in connection with the disclosures made on June 5, 2024 or June 7, 2024 in a separate Current Report on Form 8-Ks.
(2)
Each of the option awards has a ten-year term and vests over four years. The amounts are computed in accordance with the provisions of FASB ASC Topic 718 disregarding the effect of estimated forfeitures related to service-based vesting. These amounts reflect the accounting cost for the equity awards and do not correspond to the actual economic value that may be received by the named executive officer upon exercise of the stock options or vesting or settlement of stock awards. See Note 12 to the financial statements in our Annual Report on Form 10-K for the year ended December 31, 2024 regarding certain assumptions underlying the valuation of equity awards.
(3)
Calculated using the closing price of our common stock on the Nasdaq Global Select Market on January 24, 2024, and January 25, 2024, of $2.40 and $2.47 per share, respectively, given the filing of the Current Report on Form 8-K announcing the closing of the January 2024 Offering on January 24, 2024. As disclosed above, the January 2024 Offering was disclosed to the public on January 22, 2024. Accordingly, on January 22, 2024 and January 23, 2024, the trading days ending immediately prior and beginning immediately following the actual disclosure of the material non-public information to the public via launch and pricing press releases and the filing of a preliminary prospectus, the closing price of our common stock on the Nasdaq Global Select Market was $2.48 and $2.51.
(4)
Calculated using the closing price of our common stock on the Nasdaq Global Select Market on June 4, 2024, and June 6, 2024, of $1.44 and $1.40 per share, respectively. As disclosed above, the June 5, 2024 awards were approved on January 26, 2024. Accordingly, the percentage change in market value of the closing price on January 26, 2024 (which reflects the exercise price of such grants) compared to the closing price of our common stock on June 6, 2024, represents a change of -44.7%.

Chen Schor [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Chen Schor
Underlying Securities | shares		1,116,903
Exercise Price | $ / shares		$ 2.4
Fair Value as of Grant Date | $		$ 1,941,200
Underlying Security Market Price Change		2.9
Chen Schor One [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Chen Schor
Underlying Securities | shares		70,300
Exercise Price | $ / shares
Fair Value as of Grant Date | $		$ 168,720
Underlying Security Market Price Change		2.9
Chen Schor Two [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Chen Schor
Underlying Securities | shares		1,770,427
Exercise Price | $ / shares		$ 2.53
Fair Value as of Grant Date | $		$ 1,646,434
Underlying Security Market Price Change		(2.8)
Nick Harvey [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Nick Harvey
Underlying Securities | shares		288,022
Exercise Price | $ / shares		$ 2.4
Fair Value as of Grant Date | $		$ 500,588
Underlying Security Market Price Change		2.9
Nick Harvey One [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Nick Harvey
Underlying Securities | shares		26,300
Exercise Price | $ / shares
Fair Value as of Grant Date | $		$ 63,120
Underlying Security Market Price Change		2.9
Nick Harvey Two [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Nick Harvey
Underlying Securities | shares		374,829
Exercise Price | $ / shares		$ 2.53
Fair Value as of Grant Date | $		$ 348,578
Underlying Security Market Price Change		(2.8)
Blake Aftab [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Blake Aftab
Underlying Securities | shares		241,173
Exercise Price | $ / shares		$ 2.4
Fair Value as of Grant Date | $		$ 419,163
Underlying Security Market Price Change		2.9
Blake Aftab One [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Blake Aftab
Underlying Securities | shares		19,700
Exercise Price | $ / shares
Fair Value as of Grant Date | $		$ 47,280
Underlying Security Market Price Change		2.9
Blake Aftab Two [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Blake Aftab
Underlying Securities | shares		336,911
Exercise Price | $ / shares		$ 2.53
Fair Value as of Grant Date | $		$ 313,315
Underlying Security Market Price Change		(2.8)
Francesco Galimi [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Francesco Galimi
Underlying Securities | shares		288,134
Exercise Price | $ / shares		$ 2.4
Fair Value as of Grant Date | $		$ 500,783
Underlying Security Market Price Change		2.9
Francesco Galimi One [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Francesco Galimi
Underlying Securities | shares		26,300
Exercise Price | $ / shares
Fair Value as of Grant Date | $		$ 63,120
Underlying Security Market Price Change		2.9
Francesco Galimi Two [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Francesco Galimi
Underlying Securities | shares		375,077
Exercise Price | $ / shares		$ 2.53
Fair Value as of Grant Date | $		$ 348,808
Underlying Security Market Price Change		(2.8)